RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives Designated as a Net Investment Hedge (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Derivative [Line Items]
Fair Value	$ (51)	$ 145
Designated as a net investment hedge
Derivative [Line Items]
Fair Value	19	68
Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional Amount			$ 4,200	$ 2,600
Designated as a net investment hedge | U.S. dollar foreign exchange options (maturing 2022 to 2023)
Derivative [Line Items]
Fair Value	(4)	45
Designated as a net investment hedge | U.S. dollar foreign exchange options (maturing 2022 to 2023) | US$ denominated
Derivative [Line Items]
Notional Amount			3,800	2,200
Designated as a net investment hedge | U.S. dollar cross-currency interest rate swaps (maturing 2022 to 2025)
Derivative [Line Items]
Fair Value	23	23
Designated as a net investment hedge | U.S. dollar cross-currency interest rate swaps (maturing 2022 to 2025) | US$ denominated
Derivative [Line Items]
Notional Amount			$ 400	$ 400
Net realized gains related to the interest component	$ 1	$ 1